SCHEDULE OF DEFERRED INCOME TAX ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 398,464	¥ 388,065	¥ 349,681
Un-invoiced expenditures	9,867	9,867	9,867
Accounts receivable and contract assets allowance	25,711	26,561	22,172
Other equity investments impairment	10,278	10,278	12,777
Goodwill impairment	55,534	55,534	55,534
Share of losses of equity method investments	979	980	641
Others	5,915	3,199	2,050
Less: Valuation allowance	(500,098)	(487,834)	(443,306)	¥ (335,339)
Total deferred income tax assets, net	6,650	6,650	9,416
Intangible assets	(466)	(857)	(1,285)
Equity method investment on the gain from the disposal of a subsidiary			(2,766)
Change in fair value of other equity investments	(6,650)	(6,650)	(6,650)
Total gross deferred income tax liabilities	(7,116)	(7,507)	(10,701)
Net deferred income tax assets	¥ (466)	¥ (857)	¥ (1,285)